Financial instruments and financial risk management (Details 5) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents		$ 23,878	$ 42,145	$ 25,102
Trade receivables	[1]	20,613	12,840
Total Financial assets		44,491	54,985
Credit risk
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents		23,878	42,145
Trade receivables		20,613	12,840
Total Financial assets		$ 44,491	$ 54,985

[1]	Trade receivables exclude sales and income tax receivables.